Employee benefit plans - Summary of Warrant Activity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of warrants
Granted (in shares)			0
Warrants
Number of warrants
Beginning balance, Outstanding (in shares)	261,681	261,681	261,681	261,681
Granted (in shares)			0	0
Exercised (in shares)			0	0
Forfeited (in shares)			0	0
Ending balance, Outstanding (in shares)			261,681	261,681
Weighted-average exercise price
Weighted-average exercise price, beginning balance (in dollars per share)	$ 3.00	$ 3.00	$ 3.00	$ 3.00
Granted (in dollars per share)	0	0
Exercised (in dollars per share)	3.00	0
Forfeited (in dollars per share)	0	0
Weighted-average exercise price, ending balance (in dollars per share)	$ 0	$ 3.00	$ 3.00	$ 3.00